SUPPLEMENTARY PENSION PLANS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Projected benefit obligations:
Cost of service	R$ (17,958)	R$ 977
Cost of interest on actuarial obligations	341,787	327,252
Expected earnings from the assets of the plan	(244,914)	(214,085)
Interest on irrecoverable surplus	6,642	5,469
Net cost/(benefit) of the pension plans	R$ 85,557	R$ 119,613